Securities - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Securities
Allowance for Credit Losses	$ 0
Proceeds from sale of available-for-sale securities	0	$ 0
Carrying value of securities pledged	72,800	68,700
Fair value of investment in debt securities	$ 123,100	$ 166,100
Percentage of fair value of investment in debt	51.00%	76.00%